HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%
Airlines: 2.9%
105,000	Hawaiian Holdings, Inc. [1]	$2,558,850
165,000	Spirit Airlines, Inc. [1]	5,022,600
		7,581,450
Apparel: 1.0%
190,000	Fossil Group, Inc. [1]	2,713,200

Apparel & Shoe Retail: 1.8%
67,500	Shoe Carnival, Inc.	4,832,325

Automobile Retail: 2.4%
20,000	America’s Car-Mart, Inc. [1]	2,834,400
85,000	Vroom, Inc. [1]	3,558,100
		6,392,500
Banks: 5.5%
200,000	Hilltop Holdings, Inc.	7,280,000
50,000	Prosperity Bancshares, Inc.	3,590,000
48,000	Triumph Bancorp, Inc. [1]	3,564,000
		14,434,000
Building Materials: 6.1%
125,000	The AZEK Co, Inc. - Class A [1]	5,307,500
55,000	Eagle Materials, Inc.	7,816,050
40,000	U.S. Concrete, Inc. [1]	2,952,000
		16,075,550
Computers: 1.4%
80,000	NCR Corp. [1]	3,648,800

Diversified Retail: 1.9%
225,000	Sally Beauty Holdings, Inc. [1]	4,965,750

Electrical Components & Equipment: 1.1%
38,000	Encore Wire Corp.	2,880,020

Electronics: 1.2%
140,000	Kimball Electronics, Inc. [1]	3,043,600

Entertainment: 1.0%
125,000	Cinemark Holdings, Inc. [1]	2,743,750

Food: 3.9%
145,000	BellRing Brands, Inc. - Class A [1]	4,544,300
475,000	SunOpta, Inc. [1]	5,814,000
		10,358,300

Healthcare Products: 2.3%
65,000	Inmode Ltd. [1]	6,154,200

Healthcare Services: 1.5%
65,000	Acadia Healthcare Co., Inc. [1]	4,078,750

Holding Companies - Diversified: 1.0%
225,000	Legato Merger Corp. [1]	2,487,000

Home Builders: 2.0%
200,000	Taylor Morrison Home Corp. [1]	5,284,000

Home Furnishings: 6.3%
160,000	Ethan Allen Interiors, Inc.	4,416,000
10,000	RH [1]	6,790,000
140,000	Tempur Sealy International, Inc.	5,486,600
		16,692,600
Insurance: 2.5%
27,000	Goosehead Insurance, Inc. - Class A	3,437,100
145,000	NMI Holdings, Inc. - Class A [1]	3,259,600
		6,696,700
Internet: 1.6%
200,000	CarParts.com, Inc. [1]	4,072,000

Iron & Steel: 5.7%
290,000	Cleveland-Cliffs, Inc. [1]	6,252,400
285,000	Commercial Metals Co.	8,755,200
		15,007,600
Leisure Time: 7.6%
48,000	Brunswick Corp.	4,781,760
150,000	Nautilus, Inc. [1]	2,527,500
185,000	Norwegian Cruise Line Holdings Ltd. [1]	5,440,850
155,000	Vista Outdoor, Inc. [1]	7,173,400
		19,923,510
Lodging: 2.7%
115,000	Boyd Gaming Corp. [1]	7,071,350

Office Supplies Retail: 2.5%
155,000	Cricut, Inc. - Class A [1]	6,603,000

Oil Companies Exploration & Production: 6.3%
200,000	CNX Resources Corp. [1]	2,732,000
175,000	Matador Resources Co.	6,301,750
16,526	Pioneer Natural Resources Co.	2,685,806
200,000	SM Energy Co.	4,926,000
		16,645,556

Packaging & Containers: 3.5%
80,000		Berry Global Group, Inc. [1]	5,217,600
225,000		Graphic Packaging Holding Co.	4,081,500
			9,299,100
Pharmaceuticals: 2.3%
165,000		GoodRx Holdings, Inc. - Class A [1]	5,941,650

Restaurants: 3.1%
85,000		Brinker International, Inc. [1]	5,257,250
20,000		Cracker Barrel Old Country Store, Inc.	2,969,200
			8,226,450
Retail Department Stores: 1.7%
120,000		Nordstrom, Inc. [1]	4,388,400

Semiconductors: 4.0%
50,000		Kulicke & Soffa Industries, Inc.	3,060,000
68,075		Rambus, Inc. [1]	1,614,058
92,500		Silicon Motion Technology Corp. - ADR	5,929,250
			10,603,308
Software: 3.5%
25,000		Five9, Inc. [1]	4,584,750
110,000		Upland Software, Inc. [1]	4,528,700
			9,113,450
Sporting Goods: 1.1%
70,000		Academy Sports & Outdoors, Inc. [1]	2,886,800

U.S. Royalty Trusts: 6.0%
9,900		Texas Pacific Land Corp.	15,837,426

Vision Services: 1.4%
70,000		National Vision Holdings, Inc. [1]	3,579,100

TOTAL COMMON STOCKS
(Cost $159,799,131)			260,261,195

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $159,799,131)			260,261,195
Other Assets in Excess of Liabilities: 1.2%			3,047,106
TOTAL NET ASSETS: 100.0%			$263,308,301

	ADR - American Depositary Receipt
	[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Hodges Small Cap Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$260,261,195	$-	$-	$260,261,195
Total Investments in Securities	$260,261,195	$-	$-	$260,261,195